SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

On February 15, 2024 the Company exercised the fifth extension to the loan with Greentree Financial Group, extending the maturity date of the loan to May 15, 2024 and issued 10,000 shares for the extension, for a total of 50,000 shares for all five extensions.

On March 1, 2024, the Company issued 50,000 shares of common stock under the provisions of the private placement for a total of $100,000. The Shares were offered by the Company to an existing investor who qualified as an “accredited investor,” as that term is defined in Rule 501(a) of Regulation D promulgated by the Securities and Exchange Commission (SEC) under the Securities Act of 1933, as amended (the “Securities Act”). The price of the Shares was determined by the Company and such price did not necessarily bear any relation to the book value or other recognized criteria of value of the Company.